March 30, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD WELLINGTON FUND (THE TRUST)
FILE NO. 2-11444
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Lisa L. Matson

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission